UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick N. Sommerfield
Title:    Vice-President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Patrick N. Sommerfield  Cedarburg, WI   January 28, 2013
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:    79

Form 13F Information Table Entry Total:       $181,317,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101      630  6781.00 SH       Sole                                    6781.00
Abbott Laboratories            cs               002824100     5215 79624.00 SH       Sole                                   79624.00
Altria Group Inc               cs               02209s103      904 28752.00 SH       Sole                                   28752.00
American Electric Power Inc    cs               025537101     1650 38660.00 SH       Sole                                   38660.00
Analog Devices Inc             cs               032654105      220  5220.00 SH       Sole                                    5220.00
Apple Inc                      cs               037833100      690  1297.00 SH       Sole                                    1297.00
AT&T Inc                       cs               00206r102     5828 172885.00SH       Sole                                  172885.00
Automatic Data Processing Inc  cs               053015103      818 14375.00 SH       Sole                                   14375.00
Bank Montreal Que              cs               063671101      538  8780.00 SH       Sole                                    8780.00
Barrick Gold Corp              cs               067901108     3529 100790.12SH       Sole                                  100790.12
Baxter Intl Inc                cs               071813109      199  2982.00 SH       Sole                                    2982.00
BCE Inc                        cs               05534b760     2156 50215.00 SH       Sole                                   50215.00
Bristol-Myers Squibb Co        cs               110122108     4562 139970.00SH       Sole                                  139970.00
Caterpillar Inc                cs               149123101     2458 27425.00 SH       Sole                                   27425.00
CenterPoint Energy Inc         cs               15189t107      220 11445.00 SH       Sole                                   11445.00
Chesapeake Energy Corp         cs               165167107      166 10000.00 SH       Sole                                   10000.00
Chevron Corp                   cs               166764100     7600 70277.00 SH       Sole                                   70277.00
Coca-Cola Co                   cs               191216100     1610 44420.00 SH       Sole                                   44420.00
Colgate Palmolive Co           cs               194162103      132  1265.00 SH       Sole                                    1265.00
ConocoPhillips                 cs               20825c104      565  9740.00 SH       Sole                                    9740.00
CVS Caremark Corporation       cs               126650100      319  6600.00 SH       Sole                                    6600.00
Deere & Co                     cs               244199105     2291 26505.00 SH       Sole                                   26505.00
Dominion Resources Inc VA      cs               25746u109     4321 83407.94 SH       Sole                                   83407.94
Du Pont E I de Nemours & Co    cs               263534109     2662 59194.00 SH       Sole                                   59194.00
Duke Energy Corp               cs               26441c204     3871 60667.00 SH       Sole                                   60667.00
EMC Corp MA                    cs               268648102     2259 89295.00 SH       Sole                                   89295.00
Emerson Electric Co            cs               291011104     3117 58850.62 SH       Sole                                   58850.62
Exxon Mobil Corp               cs               30231g102     5701 65873.72 SH       Sole                                   65873.72
Fastenal Co                    cs               311900104      211  4530.00 SH       Sole                                    4530.00
First American Bankshares      cs                              819  1260.00 SH       Sole                                    1260.00
General Electric Co            cs               369604103     1402 66787.00 SH       Sole                                   66787.00
General Mills Inc              cs               370334104     2409 59607.00 SH       Sole                                   59607.00
Genuine Parts Co               cs               372460105     2559 40250.00 SH       Sole                                   40250.00
Goldcorp Inc                   cs               380956409     5421 147718.02SH       Sole                                  147718.02
Grainger W W Inc               cs               384802104     1677  8287.00 SH       Sole                                    8287.00
Heinz H J Co                   cs               423074103      594 10300.00 SH       Sole                                   10300.00
Honeywell Intl Inc             cs               438516106     2078 32745.00 SH       Sole                                   32745.00
Illinois Tool Works Inc        cs               452308109     4304 70772.00 SH       Sole                                   70772.00
Intel Corp                     cs               458140100     2097 101710.00SH       Sole                                  101710.00
International Business Machine cs               459200101     1839  9602.00 SH       Sole                                    9602.00
Johnson & Johnson              cs               478160104     5455 77816.10 SH       Sole                                   77816.10
Johnson Controls Inc           cs               478366107      339 11062.00 SH       Sole                                   11062.00
Kellogg Co                     cs               487836108     1708 30575.00 SH       Sole                                   30575.00
Kimberly Clark Corp            cs               494368103      652  7719.00 SH       Sole                                    7719.00
McDonalds Corp                 cs               580135101     4989 56562.42 SH       Sole                                   56562.42
Merck & Co Inc                 cs               58933y105     4453 108776.04SH       Sole                                  108776.04
Newmont Mining Corp            cs               651639106      939 20215.00 SH       Sole                                   20215.00
NextEra Energy Inc             cs               65339f101     2842 41069.00 SH       Sole                                   41069.00
Nike Inc Cl B                  cs               654106103      696 13480.00 SH       Sole                                   13480.00
Norfolk Southern Corp          cs               655844108      480  7770.00 SH       Sole                                    7770.00
Northern States Financial Corp cs               665751103        7 11250.00 SH       Sole                                   11250.00
Occidental Petroleum Corp      cs               674599105     3432 44801.71 SH       Sole                                   44801.71
Oracle Corp                    cs               68389x105     2143 64310.00 SH       Sole                                   64310.00
PepsiCo Inc                    cs               713448108     4818 70402.68 SH       Sole                                   70402.68
Pfizer Inc                     cs               717081103      250  9981.00 SH       Sole                                    9981.00
Philip Morris Intl Inc         cs               718172109     4959 59285.00 SH       Sole                                   59285.00
Phillips 66                    cs               718546104      209  3935.00 SH       Sole                                    3935.00
Procter & Gamble Co            cs               742718109     5222 76915.00 SH       Sole                                   76915.00
Quad / Graphics Inc Cl A       cs               747301109     1167 57228.00 SH       Sole                                   57228.00
Qualcomm Inc                   cs               747525103     1274 20590.00 SH       Sole                                   20590.00
Schlumberger Ltd               cs               806857108     3656 52759.04 SH       Sole                                   52759.04
Seadrill Limited               cs               g7945e105     1280 34775.00 SH       Sole                                   34775.00
Southern Co                    cs               842587107     2242 52382.24 SH       Sole                                   52382.24
Suncor Energy Inc              cs               867224107      684 20755.00 SH       Sole                                   20755.00
Sysco Corp                     cs               871829107     1183 37358.00 SH       Sole                                   37358.00
Union Pacific Corp             cs               907818108     3882 30881.67 SH       Sole                                   30881.67
Verizon Communications Inc     cs               92343v104     5688 131449.00SH       Sole                                  131449.00
Walgreen Co                    cs               931422109     2678 72365.22 SH       Sole                                   72365.22
Wisconsin Energy Corp          cs               976657106      738 20021.00 SH       Sole                                   20021.00
Yum Brands Inc                 cs               988498101     4782 72015.00 SH       Sole                                   72015.00
BP PLC Sp ADR                  ad               055622104      239  5746.00 SH       Sole                                    5746.00
Diageo PLC Sp ADR              ad               25243q205     1137  9750.00 SH       Sole                                    9750.00
GlaxoSmithKline PLC Sp ADR     ad               37733w105     3550 81665.00 SH       Sole                                   81665.00
Nestle SA Sp ADR               ad               641069406     3647 56015.00 SH       Sole                                   56015.00
Novartis AG Sp ADR             ad               66987v109     1326 20945.00 SH       Sole                                   20945.00
PetroChina Co Ltd Sp ADR       ad               71646e100     2919 20305.00 SH       Sole                                   20305.00
Royal Dutch Shell PLC Sp ADR B ad               780259107     4841 68285.00 SH       Sole                                   68285.00
Market Vectors ETF Tr Gold Min ui               57060u100      919 19800.00 SH       Sole                                   19800.00
Digital Realty Trust Inc                        253868103      252  3705.00 SH       Sole                                    3705.00

											FORM 13F INFORMATION TABLE